December 21, 2012

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:      Allianz AGIC Ultra Micro Cap Fund, a series of Allianz Funds Multi-Strategy Trust

(Reg. 333-148624) (811-22167)

Ladies and Gentlemen:

We are filing the referenced amendment pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with revised risk/return summary information from the supplement dated December 13, 2012.

Any comments or questions on this filing should be directed to Angela Borreggine at (212) 739-3213.

Very truly yours,

/s/ Angela Borreggine
Angela Borreggine
Senior Vice President and Senior Counsel

cc: Ropes & Gray LLP

Allianz Global Investors U.S. LLC

1633 Broadway

New York, NY 10019

212.739.3000